USDT - Schedule of Cryptocurrency Mining Activities of Bitcoin (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Cryptocurrency Mining Activities of Bitcoin [Abstract]
Balance	$ 3,246
Revenue recognized from cryptocurrencies mined	21,555	12,764
Hosting fees settled in cryptocurrencies	(21,310)	(8,656)
Miners purchased with cryptocurrencies		(6,319)
Cryptocurrencies received from disposal of subsidiaries		4,096
Cryptocurrencies held by the mining host	(245)
Prepayment of development fees with cryptocurrencies	(3,240)
Balance	$ 6	$ 1,885